Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES
6.	INCOME TAXES

The following table reconciles the expected income tax (recovery) expense calculated at the Canadian statutory rate of 23% (2024 – 23%) to the actual income tax expense (recovery).

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Income before taxes	$55,323	$36,532
Expected statutory income tax rate	23.00%	23.00%
Expected income tax expense	12,724	8,402
Gain on warrant revaluation	(3,261)	(75)
Capital gain on debt settlement	(1,688)	-
Effect of change of control (Note1)	-	8,663
Other permanent differences	44	2,100
Change in unrecognized deferred income tax asset	-	(103,969)
Deferred income tax expense (recovery)	$7,819	$(84,879)
($ thousands)	December 31, 2025	December 31, 2024
Deferred tax asset (liability) related to:
Property, plant & equipment	$(143,797)	$(146,895)
Corporate non-capital tax losses carried forward	285,423	293,561
Risk management contracts	(2,534)	57
Share issuance costs	1,875	1,913
Long-term debt and issuance costs	5,189	4,538
Deferred tax asset	$146,156	$153,174
Change in tax asset recognized as:
Deferred tax expense (recovery)	$7,819	$(84,879)
Share issuance costs - equity	$(801)	$-

As at December 31, 2025 the Company had the following income tax pools, which may be used to reduce taxable income in future years, limited to the applicable rates of utilization:

($ thousands)	Rate of Utilization (%)	December 31, 2025
Undepreciated capital cost	7-55	$193,587
Canadian oil and gas property expenditures	10	54,373
Canadian development expenditures	30	90,251
Non-capital and other losses carried forward(1)	100	1,378,333
Other	Various	32,507
Total federal income tax pools		$1,749,051
Adjustment for differences in provincial income tax pools(2)		(136,716)
Combined federal and provincial income tax pools		$1,612,335

(1)	Other losses include restricted interest and finance expenses that are fully deductible against eligible income.
(2)	Provincial non-capital losses carried forward are approximately $397.4 million less than federal non-capital losses.

The Company’s non-capital losses have an expiry profile between 2036 and 2045.